Note 14. Restructuring and Impairment Charges (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Global Plan [Member]
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
Details of the 2014 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2014
In millions	Accrued January 1, 2014	Year-to-date Restructuring Charges	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$0.3	$—	$(0.3)	$—	$—	$—	$14.1	$14.1
Contract termination	29.7	—	—	—	—	29.7	65.2	65.2
Other	0.1	—	—	—	(0.1)	—	6.4	6.4
Total	$30.1	$—	$(0.3)	$—	$(0.1)	$29.7	$85.7	$85.7

Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued January 1, 2013	Year-to-date Restructuring Charges	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$0.7	$0.6	$(1.0)	$—	$—	$0.3	$14.1	$14.1
Contract termination	65.0	0.5	(1.1)	(34.8)	0.1	29.7	65.2	65.2
Other	1.3	0.4	—	(1.6)	—	0.1	6.4	6.4
Total	$67.0	$1.5	$(2.1)	$(36.4)	$0.1	$30.1	$85.7	$85.7

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$5.7	$6.4	$(10.4)	$(1.0)	$0.7	$13.5	$13.5
Contract termination	81.7	(17.0)	(1.1)	1.4	65.0	64.7	64.7
Other	3.0	3.0	(5.2)	0.5	1.3	6.0	6.0
Total	$90.4	$(7.6)	$(16.7)	$0.9	$67.0	$84.2	$84.2